Capital Management - Summary of Capitalization and Ratio (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Capitalisation [Abstract]
Long-term debt	$ 1,706,253	$ 1,730,437
Shareholders’ equity	1,557,752	1,810,336
Total capitalization	$ 3,264,005	$ 3,540,773
Long-term debt to long-term debt plus equity ratio	0.52%	0.49%